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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 12,31,2008

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:27
Form SH Information Table Value Total:421221

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
BJ SVCS CO              COM         055482103       480       42183 SH          Sole                                42183
CME GROUP INC           COM         12572Q105       551        2753 SH          Sole                                2753
DIAMONDS TR             UNIT SER 1  252787106     98234     1131990 SH          Sole                                1131990
GILEAD SCIENCES INC     COM  375558 375558103       495        9656 SH          Sole                                9656
GLOBAL INDS LTD         COM         379336100       139       42168 SH          Sole                                42168
SPDR GOLD TRUST         GOLD SHS    78463V107     47804      556510 SH          Sole                                556510
GOOGLE INC              CL A  38259 38259P508      1990        6567 SH          Sole                                6567
HEWLETT PACKARD CO      COM         428236103      3227       89186 SH          Sole                                89186
INTEL CORP              COM         458140100       745       50715 SH          Sole                                50715
JOHNSON & JOHNSON       COM         478160104      4700       79438 SH          Sole                                79438
MCDONALDS CORP          COM         580135101       284        4602 SH          Sole                                4602
MERCK & CO INC          COM  589331 589331107       228        7703 SH          Sole                                7703
NOBLE CORPORATION       SHS  G65422 G65422100       919       42182 SH          Sole                                42182
NATIONAL OILWELL VARCO  COM         637071101      1029       42190 SH          Sole                                42190
FIDELITY COMWLTH TR     NDQ CP IDX  315912808     55238      918500 SH          Sole                                918500
QUALCOMM INC            COM         747525103       347        9950 SH          Sole                                9950
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    118772     4027565 SH          Sole                                4027565
ROWAN COS INC           COM         779382100       662       42174 SH          Sole                                42174
SMITH INTL INC          COM         832110100       959       42179 SH          Sole                                42179
SCHLUMBERGER LTD        COM         806857108      1778       42230 SH          Sole                                42230
SPDR TR                 UNIT SER 1  78462F103     34039      382599 SH          Sole                                382599
UNITED STATES OIL FUND  UNITS       91232N108     25888      858100 SH          Sole                                858100
VERIZON COMMUNICATIONS  COM         92343V104      2407       72441 SH          Sole                                72441
WEATHERFORD INTERNATION COM  G95089 G95089101       451       42203 SH          Sole                                42203
WAL MART STORES INC     COM         931142103      4987       90592 SH          Sole                                90592
SELECT SECTOR SPDR TR   SBI INT-FIN 81369Y605      6374      522907 SH          Sole                                522907
SELECT SECTOR SPDR TR   SBI CONS DI 81369Y407      8494      400850 SH          Sole                                400850